Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Total lease costs	¥ 39,327	¥ 110,993
Short-term lease costs	¥ 6,653		$ 21,726
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	1 month
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	14 years